Average Annual Total Returns{- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2050 Fund	Fidelity Advisor Freedom Blend 2050 Fund - Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	10.74%	9.26%	[1]	9.44%	7.92%	[1]	7.08%	6.87%	[1]	13.00%	10.06%	[1]	15.56%	11.20%	[1]	17.79%	12.36%	[1]	17.98%	12.47%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018